Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Fidelity Freedom Blend Income Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.49%)
Since Inception	(5.26%)
Fidelity Freedom Blend Income Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.90%)
Since Inception	(6.86%)
Fidelity Freedom Blend Income Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.53%)
Since Inception	(4.41%)
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(6.96%)	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Since Inception	(4.72%)	[1]

[1]	AFrom April 6, 2021.